Leases - Schedule of Carrying Amount of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Lease Liabilities [Abstract]
Balance	$ 735,550	$ 606,061
New leases	433,713
Remeasurement on lease modifications	472,236	866,795
Accretion of interest recognized during the year	53,629	23,700	$ 48,363
Payments	(778,261)	(745,592)
Exchange realignment	25,097	(15,414)
Balance	941,964	735,550	$ 606,061
Analyzed into:
Current portion	702,287	441,878
Non-current portion	$ 239,677	$ 293,672